Item 1. Schedule of Investments:

----------------------------------------------------

Putnam High Yield Municipal Trust
The fund's portfolio
6/30/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

		-
MUNICIPAL BONDS AND NOTES (100.1%)(a)
	Rating (RAT)		Principal amount	Value

Alabama (0.5%)

Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds (GA. Pacific Corp.), 5 3/4s, 9/1/28	BB+		$550,000	$563,316
Phenix City, Indl. Dev. Board Rev. Bonds (Mead Coated Board), Ser. A, 5.3s, 4/1/27	Baa2		500,000	539,050

				1,102,366

Arizona (1.5%)

AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 6 3/8s, 12/1/37	BBB		500,000	551,415
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B-/P		1,000,000	1,064,580
Coconino Cnty., Poll. Control Rev. Bonds (Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Ba1		750,000	784,957
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-		325,000	328,935
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P		500,000	518,265

				3,248,152

Arkansas (1.2%)

AR Dev. Fin. Auth. Rev. Bonds, Ser. D, GNMA/FNMA Coll., 3s, 1/1/24	AAA		1,180,000	1,165,143
Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-		400,000	410,455
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27	BB/P		1,000,000	1,133,120

				2,708,718

California (9.9%)

CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2		1,000,000	1,047,940
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB		560,000	582,640
CA State G.O. Bonds, 5s, 5/1/24	A		1,000,000	1,067,920
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A, 5 1/4s, 5/1/20	A2		1,500,000	1,642,995
CA State Public Wks. Board (Dept. Mental Hlth.), Ser. A, MBIA, 5s, 6/1/25	AAA		2,500,000	2,654,825
CA Statewide Cmnty. Apt. Dev. Apt. Dev. Rev. Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/15/25	Baa2		875,000	917,830
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Huntington Memorial Hosp.), 5s, 7/1/21	A+		1,500,000	1,612,260
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BB+/P		1,000,000	1,068,690
(No. 08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P		500,000	525,895
(No 07-I-Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB-/P		250,000	260,115
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No. 10), 5 7/8s, 9/1/28	BB/P		350,000	358,925
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads), 5 3/4s, 1/15/40	Baa3		2,000,000	2,055,400
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	D/P		385,000	319,892
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38	A-		1,000,000	1,091,440
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Assmt. Dist. No. 00-18-GRP 3), 5.55s, 9/2/26	BB+/P		500,000	510,805
Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2 The Oaks Impt. Area A), 6s, 9/1/34	BB-/P		250,000	259,785
Orange Cnty., Cmnty. Fac. Dist. Rev. Bonds (Ladera Ranch - No. 1), 6s, 8/15/25	BBB/P		1,000,000	1,068,610
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P		250,000	258,278
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BB+/P		745,000	762,700
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	BB-/P		835,000	907,486
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1), zero %, 9/1/14	B/P		1,500,000	777,300
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P		2,000,000	2,104,100

				21,855,831

Colorado (0.7%)

CO. Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran), Ser. B, 3 3/4s, 6/1/34	A3		1,000,000	998,530
Montrose, Memorial Hosp. Rev. Bonds, 6 3/8s, 12/1/23	BBB-		500,000	540,865

				1,539,395

Connecticut (0.4%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB+		750,000	800,685

Delaware (0.5%)

GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2, 4.9s, 10/31/39	A3		1,000,000	1,014,130

District of Columbia (0.5%)

DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/27	Aaa		1,000,000	1,059,240

Florida (5.6%)

Cap. Trust Agcy. Rev. Bonds (Seminole Tribe Convention), Ser. A, 10s, 10/1/33	B/P		500,000	556,910
CFM Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. B, 5 7/8s, 5/1/14	BB-/P		750,000	785,385
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6.7s, 5/1/34	BB/P		990,000	1,085,603
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB-/P		250,000	253,732
5s, 11/1/07	BB-/P		295,000	297,950
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A, 6.05s, 10/1/22	BBB/P		770,000	810,316
Fleming Island, Plantation Cmnty. Dev. Dist. Special Assmt. Rev. Bonds, Ser. B, 7 3/8s, 5/1/31	BB/P		350,000	381,350
Heritage Isle at Viera, Cmnty. Dev. Dist. Special Assmt., Ser. B, 5s, 11/1/09	BB/P		475,000	479,190
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P		500,000	519,605
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P		1,100,000	1,119,624
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance Cmnty. Project), Ser. C, 5 1/2s, 11/15/29	BBB-		1,075,000	1,084,663
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+		600,000	659,790
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm Beach Gardens), Ser. A, 5.9s, 5/1/35	BB-/P		500,000	520,655
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care), 5 3/4s, 12/1/32	A2		500,000	544,535
Reunion West, Cmnty. Dev. Dist. Special Assmt., 6 1/4s, 5/1/36	BB-/P		750,000	795,060
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2, 5 3/8s, 5/1/13	BB-/P		750,000	767,280
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 5.7s, 5/1/35	BB-/P		500,000	512,080
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P		490,000	519,630
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser. A-1, 6 1/2s, 5/1/36	BB-/P		500,000	528,555

				12,221,913

Georgia (4.4%)

Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 1/28/08	A2		2,000,000	2,082,560
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18	AAA		2,000,000	2,371,500
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P		175,000	178,356
GA Med. Ctr. Hosp. Auth. FRB, MBIA, 2s, 8/1/10	Aaa		1,200,000	1,200,000
GA Med. Ctr. Hosp. Auth. IFB, MBIA, 10.422s, 8/1/10	Aaa		1,200,000	1,205,880
GA Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	AAA		1,750,000	1,855,490
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P		780,000	790,217

				9,684,003

Illinois (1.8%)

Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds (American Airlines, Inc.), 8.2s, 12/1/24	Caa2		1,245,000	1,172,615
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth. Syst./Sunbelt Obligation), 5.65s, 11/15/24	A2		750,000	792,667
IL Fin. Auth. Rev. Bonds (Friendship Village Schaumburg), Ser. A, 5 5/8s, 2/15/37	B+/P		200,000	197,512
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	D/P		226,859	200,165
(Cmnty. Rehab. Providers Fac.), Ser. A, U.S. Govt. Coll., 7 7/8s, 7/1/20 (Prerefunded)	AAA/P		1,115,000	1,137,300
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2		500,000	532,470

				4,032,729

Indiana (2.1%)

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa2		2,000,000	2,118,040
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.), 5 1/2s, 11/1/32	AA		500,000	530,855
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan Pwr.), Ser. A, 4.9s, 6/1/25	Baa2		2,000,000	2,052,160

				4,701,055

Iowa (1.6%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), 9 1/4s, 7/1/25	BBB-/P		2,400,000	2,925,551
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship Haven), Ser. A, 6 1/8s, 11/15/32	BB/P		550,000	562,567

				3,488,118

Kentucky (0.1%)

Kentucky Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser. IA, 6 1/2s, 1/1/29	B+/P		305,000	312,674

Louisiana (1.0%)

Desoto Parish, Rev. Bonds (Intl. Paper Co. Project), Ser. A, 5s, 10/1/12	Baa2		500,000	530,470
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26	B-/P		1,720,000	1,628,943

				2,159,413

Maine (0.9%)

ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s, 11/15/27	Aa1		920,000	953,838
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	Ba1		1,000,000	1,071,670

				2,025,508

Maryland (0.6%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Medstar Hlth.), 5 3/4s, 8/15/15	Baa1		500,000	561,350
Westminster, Econ. Dev Rev. Bonds (Carroll Lutheran Village), Ser. A, 6 1/4s, 5/1/34	BB/P		600,000	629,772
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A, 5 7/8s, 5/1/21	BB/P		150,000	156,645

				1,347,767

Massachusetts (5.3%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P		1,000,000	1,018,920
MA State Dev. Fin. Agcy. Rev. Bonds
(Beverly Enterprises, Inc.), 7 3/8s, 4/1/09	B+/P		755,000	787,956
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3		1,000,000	1,036,030
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P		750,000	868,035
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-		350,000	382,746
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2		1,575,000	1,712,876
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A		1,350,000	1,476,117
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1		1,000,000	1,068,780
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB		500,000	520,570
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 53, MBIA, 6.15s, 12/1/29	Aaa		1,300,000	1,348,490
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P		250,000	254,460
(Evanswood Bethzatha), 7.85s, 1/15/17 (In default) (NON)	D/P		1,531,530	1,914
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB-		600,000	607,248
(1st Mtge. Brookhaven), Ser. B, 5 1/4s, 1/1/17	BBB/P		500,000	507,360

				11,591,502

Michigan (3.9%)

Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A, 4.8s, 11/1/18	Baa2		900,000	923,760
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1		500,000	496,080
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2		1,000,000	1,068,030
MI State Strategic Fund Solid Waste Disp. Rev. Bonds (Genesee Pwr. Station), 7 1/2s, 1/1/21	B/P		600,000	577,674
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22	AAA/P		1,350,000	1,577,435
Midland Cnty., Econ. Dev. Corp. Rev. Bonds
6 7/8s, 7/23/09	Ba3		500,000	526,765
6 3/4s, 7/23/09	Ba3		250,000	263,395
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28	Aaa		3,000,000	3,180,960

				8,614,099

Minnesota (2.4%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A		1,500,000	1,541,610
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds (BSM Properties, Inc.), Ser. A, AMBAC, 5 7/8s, 12/1/28	BB/P		275,000	276,084
Minneapolis, Rev. Bonds (Walker Methodist Sr. Svcs.), Ser. C, 6s, 11/15/28	B+/P		250,000	235,290
MN State Higher Ed. Fac. Auth. Rev. Bonds (The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1		1,000,000	1,053,880
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College), Ser. 5-N1, 2.3s, 10/1/32	VMIG1		1,000,000	1,000,000
St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds (Healtheast), Ser. B, 6 5/8s, 11/1/17	Ba1		955,000	958,935
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), Ser. B, 5.85s, 11/1/17	Ba1		250,000	253,015

				5,318,814

Mississippi (0.6%)

Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2		1,000,000	1,233,850

Missouri (1.6%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/16	A		1,000,000	1,087,320
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtg. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P		500,000	524,140
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), GNMA/FNMA Coll., 5.55s, 9/1/34	Aaa		1,790,000	1,889,077

				3,500,537

Montana (0.5%)

Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa		700,000	735,791
MT State Board Inv. Exempt Fac. Rev. Bonds (Still Water Mining Project), 8s, 7/1/20	B1		250,000	268,228

				1,004,019

Nevada (3.1%)

Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.), FGIC, 5 5/8s, 11/1/19	Aaa		3,500,000	3,872,435
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB-/P		250,000	257,538
Henderson, Local Impt. Dist. Special Assmt. (No. T-14), 5.8s, 3/1/23	BB-/P		245,000	252,664
Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-14), 5.55s, 3/1/17	BB-/P		845,000	870,849
Las Vegas, Local Impt. Board Special Assmt. (Dist. No. 607), 5.9s, 6/1/18	BB-/P		325,000	335,342
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 - Summerlin Area), 5.65s, 6/1/23	BB/P		250,000	256,513
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra Pacific Pwr. Co.), 5s, 7/1/09	Ba2		1,000,000	1,007,260

				6,852,601

New Hampshire (1.9%)

NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BB+/P		670,000	689,772
NH Higher Edl. & Hlth. Facs. Auth. Rev. Bonds (NH College)
6 3/8s, 1/1/27	BBB-		825,000	855,533
6 3/8s, 1/1/27 (Prerefunded)	BBB-		175,000	187,483
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	B/P		600,000	626,616
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB		600,000	619,218
NH State Bus. Fin. Auth. Rev. Bonds (Franklin Regl. Hosp. Assn.), Ser. A, 6.05s, 9/1/29	BB-/P		490,000	474,266
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2		650,000	642,532
NH State Bus. Fin. Auth. Swr. & Solid Waste Rev. Bonds (Crown Paper Co.), 7 7/8s, 7/1/26 (In default) (NON)	D/P		1,394,189	14

				4,095,434

New Jersey (3.9%)

NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27	BB-/P		600,000	655,746
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba3		1,500,000	1,561,410
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+		1,000,000	1,056,990
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2		1,000,000	1,070,630
NJ Hlth. Care Facs. Fin. Auth. Rev. Bonds (Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3		500,000	565,075
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/8s, 6/1/32	BBB		3,410,000	3,666,739

				8,576,590

New Mexico (2.5%)

Farmington, Poll. Control Mandatory Put Bonds (Pub. Svc. San Juan), Class B, 2.1s, 4/1/06	Baa2		700,000	693,476
Farmington, Poll. Control VRDN (AZ Pub. Service Co.), Ser. B, 2 1/4s, 9/1/24	A-1+		4,900,000	4,900,000

				5,593,476

New York (7.5%)

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P		750,000	741,495
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15	BB		325,000	342,531
5s, 7/1/10	BB		175,000	179,025
Metro. Trans. Auth. Svc. Contract Rev. Bonds, Ser. A , MBIA, 5 1/2s, 1/1/20	Aaa		1,000,000	1,124,980
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27	A		775,000	812,216
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C, 5 5/8s, 11/15/24	Baa3		400,000	434,100
NY City, G.O. Bonds, Ser. C, 5 1/4s, 8/1/11	A1		1,000,000	1,097,790
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P		600,000	631,902
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2		830,000	840,939
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+		200,000	203,098
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3		1,300,000	1,311,856
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	Ba2		1,500,000	1,345,815
NY State Dorm. Auth. Rev. Bonds (Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Ba1		500,000	509,145
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+		1,400,000	1,478,008
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost $1,200,000) (RES)	BB/P		1,200,000	1,274,604
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P		200,000	211,338
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P		500,000	527,905
Port. Auth. NY & NJ Special Obligation Rev. Bonds, 7s, 10/1/07	BB+/P		300,000	309,822
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	B+/P		1,000,000	1,110,520
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28	BB-/P		1,000,000	1,087,830
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A, 7 3/8s, 3/1/21	BB-/P		800,000	852,688

				16,427,607

North Carolina (2.1%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 5.3s, 1/1/15	Baa2		1,500,000	1,609,020
NC Med. Care Cmnty. Healthcare Fac. Rev. Bonds (Deerfield), Ser. A, 5s, 11/1/23	A-/P		250,000	261,545
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(1st Mtge. -Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P		750,000	802,613
(First Mtg.), Ser. A-05, 5 1/2s, 10/1/35	BB+		690,000	699,412
(First Mtg.), Ser. A-05, 5 1/4s, 10/1/25	BB+		100,000	101,086
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s, 1/1/20	A3		1,000,000	1,128,990

				4,602,666

North Dakota (0.5%)

Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth. Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2		1,000,000	1,101,980

Ohio (3.1%)

Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container), 5 1/8s, 8/1/13	B		600,000	609,288
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3		1,000,000	1,118,170
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), Ser. A, 6 3/8s, 5/15/26	Baa1		500,000	519,255
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med. Ctr.), 6 3/4s, 4/1/22	A2		1,500,000	1,646,460
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon College Project), 4.85s, 7/1/14	A2		1,000,000	1,075,350
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds (Cleveland Elec.), Class A, 3 3/4s, 10/1/08	Baa2		1,250,000	1,260,963
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa2		500,000	592,425

				6,821,911

Oklahoma (0.5%)

OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. A, MBIA
5 3/4s, 8/15/29	AAA		580,000	632,908
5 3/4s, 8/15/29	AAA		420,000	469,245

				1,102,153

Oregon (0.9%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P		1,000,000	1,024,590
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Family Mtg.), Ser. K, 5 5/8s, 7/1/29	Aa2		985,000	1,040,160

				2,064,750

Pennsylvania (6.7%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. B
9 1/4s, 11/15/22	B1		195,000	236,200
9 1/4s, 11/15/15	B1		605,000	736,019
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.), 6s, 1/15/14	Baa1		750,000	797,160
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-		800,000	861,600
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+		615,000	645,953
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A-		250,000	266,953
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P		400,000	421,464
PA Convention Ctr. Auth. Rev. Bonds, Ser. A, 6 3/4s, 9/1/19	Baa2		750,000	762,435
PA Econ. Dev. Fin. Auth. Rev. Bonds
(MacMillan Ltd. Partnership), 7.6s, 12/1/20	Baa2		3,250,000	3,377,498
(Amtrak), Ser. A, 6 3/8s, 11/1/41	A3		500,000	533,355
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds
(Colver), Ser. E, 8.05s, 12/1/15	BBB-/P		750,000	787,710
(Colver), Ser. D, 7.15s, 12/1/18	BBB-		350,000	364,630
(Northampton Generating), Ser. A, 6.6s, 1/1/19	BB		2,000,000	2,032,380
PA State Higher Edl. Fac. Auth. Rev. Bonds (Philadelphia College of Osteopathic Medicine), 5s, 12/1/12	A		1,280,000	1,375,693
Philadelphia, Indl. Dev. Auth. Arpt. Rev. Bonds (Aero Philadelphia, LLC), 5 1/2s, 1/1/24	BB/P		750,000	751,208
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31	AAA/P		750,000	909,345

				14,859,603

Puerto Rico (0.5%)

PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3		1,000,000	1,090,410

Rhode Island (1.0%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/8s, 6/1/32	BBB		2,025,000	2,138,360

South Carolina (1.4%)

Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2		1,250,000	1,344,800
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance)
Ser. A, 7 3/8s, 12/15/21	BBB+		600,000	732,252
Ser. C, 6s, 8/1/20	Baa1		1,000,000	1,104,080

				3,181,132

South Dakota (1.1%)

SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtg.), Ser. H, 5s, 5/1/28	AAA		940,000	978,484
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie Lakes), 5.65s, 4/1/22	Baa1		1,250,000	1,324,963

				2,303,447

Tennessee (1.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/33	BBB+		1,500,000	1,793,130
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac. Rev. Bonds (Appalachian Christian Village), Ser. A, 6 1/4s, 2/15/32	BB-/P		400,000	409,124
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev. Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26	A3		625,000	750,588
6 1/2s, 9/1/26	A3		375,000	441,728

				3,394,570

Texas (5.1%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), 5 7/8s, 11/15/18	BB/P		1,000,000	1,018,480
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan U.), Ser. A, 6s, 10/1/12	Ba2		400,000	410,880
Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A, 6.1s, 8/1/24	Baa2		1,000,000	1,074,640
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s, 12/1/18	A2		700,000	761,691
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B-		1,450,000	1,338,814
Ser. B, FSA, 5 1/2s, 7/1/30	Aaa		1,800,000	1,946,286
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial Hlth. Syst. of East TX), 5.7s, 2/15/28	BBB		250,000	259,190
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.), 6s, 7/1/29	Baa3		2,150,000	2,182,293
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24 (SEG)	AAA		2,150,000	2,153,827

				11,146,101

Utah (2.5%)

Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A, 7 1/2s, 2/1/10	BB-		800,000	816,976
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2		1,500,000	1,570,950
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1		750,000	801,870
UT State Board Regents Rev. Bonds (Hosp. U. UT), Ser. A, MBIA, 5s, 8/1/13	Aaa		2,000,000	2,207,780

				5,397,576

Vermont (0.9%)

VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29	Aaa		1,950,000	1,988,649

Virginia (1.3%)

Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P		400,000	426,244
6 1/2s, 6/1/22	BB+/P		600,000	644,358
James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P		500,000	529,175
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3		1,000,000	1,055,590
Winchester, Indl. Dev. Auth. Residential Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P		200,000	203,580

				2,858,947

Washington (0.2%)

Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB		490,000	535,800

West Virginia (1.4%)

Marshall Cnty., Poll. Control VRDN (OH Pwr. Co.), Ser. E, 2.31s, 6/1/22	VMIG1		2,400,000	2,400,000
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2		825,000	718,864

				3,118,864

Wisconsin (1.5%)

Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds, 6 3/8s, 6/1/32	BBB		1,500,000	1,602,825
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s, 8/15/30	A2		1,600,000	1,720,320

				3,323,145

Wyoming (1.4%)

Sweetwater Cnty., Poll. Control VRDN (Pacificorp.), Ser. B, 2.53s, 1/1/14	A-1+		3,100,000	3,100,000

Total municipal bonds and notes (cost $210,158,338)				$220,240,290

COMMON STOCKS (-%)(a) (cost $1,428,766)
			Shares	Value

Tembec, Inc. (Canada) (NON)			29,974	$83,227

TOTAL INVESTMENTS
Total investments (cost $211,587,104)(b)				$220,323,517

Putnam High Yield Municipal Trust
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Long Bond (Short)	94	$11,162,500	Sep-05	$(219,860)

NOTES
(a)	Percentages indicated are based on net assets of $220,080,297.

(b)

The aggregate identified cost on a tax basis is $211,578,802 resulting in gross unrealized appreciation and depreciation of $12,480,295 and $3,735,580, respectively, or net unrealized appreciation of $8,744,715.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(NON)	Non-income-producing security.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2005, 2005 was $1,274,604 or 0.6% of net assets.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2005.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at June 30, 2005.

The rates shown on VRDN, Mandatory Put Bonds and Floating Rate Bonds (FRB) are the current interest rates at June 30, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at June 30, 2005 (as a percentage of net asset value):

Healthcare 34.9%
Utilites 16.8

Security valuation Tax-exempt bonds and notes are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

-----------------------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

----------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005